GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE PROSPECTUS
DATED DECEMBER 8, 2009

The date of this Supplement is February 18, 2010

Genworth Variable Insurance Trust (the “Trust”) and Genworth Financial Wealth Management, Inc. (the “Advisor”) have entered into an Expense Limitation Agreement with respect to the Genworth Enhanced Small Cap Index Fund  and Genworth Enhanced International Index Fund (each, a “Fund”), under which the Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that net annual fund operating expenses (excluding distribution (12b-1) fees, administrative service fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed a specified percentage of average daily net assets of each Fund.

In light of the foregoing, the expense tables and examples, and related text and notes for each Fund are revised as follows:

Genworth Enhanced Small Cap Index Fund

The text, table, and notes under “Genworth Enhanced Small Cap Index Fund – FEES AND EXPENSES” on pages 5-6 are deleted in their entirety and replaced with the following:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Service Shares and Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

	Service Shares	Institutional Shares
Shareholder Fees (deducted from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	None
Other Expenses1	0.44%	0.19%
Administrative Service Fees	0.25%	None
All Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses2	0.22%	0.22%
Total Annual Fund Operating Expenses	0.99%	0.49%
Amount of Fee Waiver/Expense Assumption 3	None	None
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption) 4	0.99%	0.49%

1.           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.

2.           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.

3.           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.27% of average daily net assets of the Fund.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation agreement that was in place for the Fund at the time of the fee waiver/expense assumption.

4.           The Fund participates in a securities lending program under which securities lending credits are used to pay certain expenses incurred by the Fund.  The Fund estimates that the securities lending program will generate Fund expense reductions of 0.19% during the current fiscal year.  Including this expense reduction, the Net Annual Fund Operating Expenses for the Service Shares would be 0.80% and the Net Annual Fund Operating Expenses for the Institutional Shares would be 0.30%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares and Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Service Shares and Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the expense limitation agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$101	$315

Institutional Shares	$50	$157

Genworth Enhanced International Index Fund

The text, table, and notes under “Genworth Enhanced International Index Fund – FEES AND EXPENSES” and “EXAMPLE” on pages 9-10 are deleted in their entirety and replaced with the following:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Service Shares and Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

	Service Shares	Institutional Shares
Shareholder Fees (deducted from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	None
Other Expenses1	0.45%	0.20%
Administrative Service Fees	0.25%	None
All Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses2	0.34%	0.34%
Total Annual Fund Operating Expenses	1.12%	0.62%
Amount of Fee Waiver/Expense Assumption 3	None	None
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4	1.12%	0.62%

1.           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.

2.           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.

3.           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.28% of average daily net assets of the Fund.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation agreement that was in place for the Fund at the time of the fee waiver/expense assumption.

4.           The Fund participates in a securities lending program under which securities lending credits are used to pay certain expenses incurred by the Fund.  The Fund estimates that the securities lending program will generate Fund expense reductions of 0.09% during the current fiscal year.  Including this expense reduction, the Net Annual Fund Operating Expenses for the Service Shares would be 1.03% and the Net Annual Fund Operating Expenses for the Institutional Shares would be 0.53%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares and Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Services Shares and Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the expense limitation agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$114	$356

Institutional Shares	$66	$207

GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 8, 2009

The date of this Supplement is February 18, 2010

Genworth Variable Insurance Trust (the “Trust”) and Genworth Financial Wealth Management, Inc. (the “Advisor”) have entered into an Expense Limitation Agreement with respect to the Genworth Enhanced Small Cap Index Fund and Genworth Enhanced International Index Fund (each, a “Fund”), under which the Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed a specified percentage of average daily net assets of each Fund.

In light of the foregoing, the text and table on pages 56 of the Statement of Additional Information under “LIMITATION OF FUND EXPENSES” are deleted in their entirety and replaced with the following:

LIMITATION OF FUND EXPENSES

In the interest of limiting the expenses of the Funds, the Advisor has entered into Expense limitation Agreements with the Trust, on behalf of the Funds (the “Expense Limitation Agreements”).  Pursuant to the Expense Limitation Agreements, the Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory (management) fees and, if necessary, to assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed a specified percentage of average daily net assets.

With respect to the Funds, the Advisor may request and receive reimbursement from the Funds for the fees waived and/or expenses assumed by the Advisor pursuant to the Expense Limitation Agreements at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the net annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreements. No reimbursement will be made by a Fund unless the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding waiver or expense assumption was made. The Expense Limitation Agreements may cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such reimbursement. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously assumed by the Advisor is not permitted.

Fund	Expense Limitation
Genworth 40/60 Index Allocation Fund	0.18%
Genworth 60/40 Index Allocation Fund	0.18%
Genworth Moderate Allocation Fund	0.14%
Genworth Growth Allocation Fund	0.12%
Genworth Enhanced Small Cap Index Fund	0.27%
Genworth Enhanced International Index Fund	0.28%